SUBSEQUENT EVENTS - Narrative Aevex (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 20, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Apr. 16, 2026 shares	Mar. 31, 2026 shares
Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
Mezzanine equity, units outstanding (in units)		100,000	0		115,342
Proceeds from revolving credit facility | $		$ 20,000	$ 15,000
Repayment of revolving credit facility | $		20,000	15,000
Payment of expenses incurred in connection with refinancing | $		$ 311	$ 0
Subsequent Event
Subsequent Event [Line Items]
Payments for stock issuance costs | $	$ 10,300
Subsequent Event | 2026 Omnibus Incentive Plan
Subsequent Event [Line Items]
Common stock reserved for issuance (in shares)				11,404,170
Increase of shares reserved for future issuance percentage				3.00%
Subsequent Event | Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
Payment of expenses incurred in connection with refinancing | $	3,300
Subsequent Event | Athena Technology Solutions Holdings, LLC | New Term Loan Facility
Subsequent Event [Line Items]
Proceeds from revolving credit facility | $	100,000
Subsequent Event | Athena Technology Solutions Holdings, LLC | Prior Credit Facilities
Subsequent Event [Line Items]
Repayment of revolving credit facility | $	$ 258,500
Class A common stock | Subsequent Event
Subsequent Event [Line Items]
New issues (in shares)	25,135,300
Conversion of stock, shares issued (in shares)	7,208,876
Conversion of stock, conversion ratio	1
Conversion of stock, IPO price rate	80.00%
Class A common stock | Subsequent Event | IPO
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	18,400,000
Net proceeds | $	$ 345,900
Sale of stock, price (in dollars per share) | $ / shares	$ 20
Payments for stock issuance costs | $	$ 22,100
Class A common stock | Subsequent Event | Over-Allotment Option
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	2,400,000
Class B common stock | Subsequent Event | Certain LLC Unitholders
Subsequent Event [Line Items]
Conversion of stock, shares issued (in shares)	63,297,524
Conversion of stock, conversion ratio	1
Series A Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Mezzanine equity, units outstanding (in units)	115,342
Series A Preferred Stock | Subsequent Event | IPO
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	18,400,000
Series A Preferred Stock | Subsequent Event | Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
Mezzanine equity, units outstanding (in units)	115,342